Simple Agreements for Future Equity (SAFEs) - Additional Information (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Simple Agreements For Future Equity [Abstract]
Simple Agreements for Future Equity	$ 34,524,160	$ 46,358,393	$ 566,404